Intangible Assets - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018	Jan. 08, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment losses (reversal of impairment losses)	¥ 48,077	¥ 8,698		¥ (3,889)
Intangible assets	4,171,361	4,751,169	[1]
Shire
Disclosure of detailed information about intangible assets [line items]
Intangible assets acquired					¥ 3,769,076
Impaired product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 11,815	¥ 29,667
Impaired product-related intangible assets | COLCRYS
Disclosure of detailed information about intangible assets [line items]
Impairment losses (reversal of impairment losses)				(23,057)
Intangible assets				49,113
Discontinued product-related intangible assets | COLCRYS
Disclosure of detailed information about intangible assets [line items]
Impairment losses (reversal of impairment losses)				19,168
Intangible assets				¥ 3,185

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.